SUBSEQUENT EVENT (Details) $ / shares in Units, ¥ in Thousands, $ in Millions	1 Months Ended
	Mar. 31, 2026 USD ($) $ / shares	Dec. 31, 2024 CNY (¥)
Subsequent Event [Line Items]
Dividends payable current | ¥		¥ 2,164
Subsequent event | Special cash dividend
Subsequent Event [Line Items]
Dividends payable current | $	$ 5.1
Dividends payable, date of record	Apr. 17, 2026
Ordinary shares | Subsequent event | Special cash dividend
Subsequent Event [Line Items]
Common Stock dividends per share declared	$ 0.02
Dividends payable, date of payment	May 08, 2026
American Depositary Shares | Subsequent event | Special cash dividend
Subsequent Event [Line Items]
Common Stock dividends per share declared	$ 0.1
Dividends payable, date of payment	May 15, 2026